Sales - Trade receivables - Allowances reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Opening balance	€ (774)	€ (820)	€ (661)
Net addition with impact on income statement	(251)	(275)	(279)
Losses on trade receivables	257	315	390
Changes in the scope of consolidation	(1)	(3)	(233)
Translation adjustment	7	18	(5)
Reclassifications and other items	2	(9)	(32)
Reclassification to assets held for sale	0	0	0
Closing balance	€ (760)	€ (774)	€ (820)